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APPENDIX I                  UNITED STATES             OMB APPROVAL
                  SECURITIES AND EXCHANGE COMMISSION  OMB Number:  3235-0456
                       Washington, D.C. 20549         Expires: June 30, 2009
                                                      Estimated average burden
                                                      hours per response.......2
                                                      --------------------------
                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

  READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

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1. NAME AND ADDRESS OF ISSUER:
                         Lehman Brothers Institutional Liquidity Funds 605 Third Avenue, 2nd Floor
                         New York, NY 10158-0180

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2. THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED
(IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES): / /

        Institutional Class, Cash Management Class, Capital Class, Select Class, Administrative Class, Service Class and Premier Class of each of the following series:

                             Money Market Portfolio
                                 Prime Portfolio
                              Government Portfolio
                          Government Reserves Portfolio
                               Treasury Portfolio
                              Tax-Exempt Portfolio
                               Municipal Portfolio



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3. INVESTMENT COMPANY ACT FILE NUMBER:     811-21715

   SECURITIES ACT FILE NUMBER:   333-122847



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4(a). LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:
                            March 31, 2008

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4(b). CHECK BOX IF THIS FORM IS BEING FILED LATE  (I.E.,  MORE THAN 90 CALENDAR
DAYS AFTER THE END OF THE FISCAL YEAR). (SEE INSTRUCTION A.2) N/A
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NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION
FEE DUE.
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

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4(c). CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS FORM.

                                                                             N/A

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
5.    CALCULATION OF REGISTRATION FEE:
             (i)  AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE
                  FISCAL YEAR PURSUANT TO SECTION 24(f):                               $102,392,875,048.75
                                                                                       -------------------

            (ii)  AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED
                  DURING THE FISCAL YEAR:                                              $94,807,843,282.77
                                                                                       -------------------

           (iii)  AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED
                  DURING ANY PRIOR FISCAL YEAR ENDING NO EARLIER THAN
                  OCTOBER 11, 1995 THAT WERE NOT PREVIOUSLY USED TO REDUCE
                  REGISTRATION FEES PAYABLE TO THE COMMISSION:                         $0
                                                                                       --

            (iv)  TOTAL AVAILABLE REDEMPTION CREDITS [ADD ITEM 5(ii) AND
                  5(iii):                                                              $94,807,843,282.77
                                                                                       -------------------

             (v)  NET SALES - IF ITEM 5(i) IS GREATER THAN ITEM 5(iv)
                  [SUBTRACT ITEM 5(iv) FROM ITEM 5(i)]:                                $7,585,031,765.98
                                                                                       -------------------

            (vi)  REDEMPTION CREDITS AVAILABLE FOR USE IN FUTURE YEARS                 $0
                                                                                       --
                  - IF ITEM 5(i) IS LESS THAN ITEM 5(iv)[SUBTRACT ITEM 5(iv)
                  FROM ITEM 5(i)]:

            (vii) MULTIPLIER FOR DETERMINING REGISTRATION FEE (SEE
                  INSTRUCTION C.9):                                            x               $0.0000393
                                                                                               ----------

           (viii) REGISTRATION FEE DUE [MULTIPLY ITEM 5(v) BY ITEM 5(vii)]
                  (ENTER 'O' IF NO FEE IS DUE)                                 =              $298,091.75
                                                                                              -----------

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6. PREPAID SHARES

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.


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7. INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END OF
THE ISSUER'S FISCAL YEAR (SEE INSTRUCTION D):                                  +                       $0
                                                                                                       --

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8. TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE [LINE
5(viii) PLUS LINE 7]:                                                          =              $298,091.75
                                                                                              -----------
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

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9. DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE
COMMISSION'S LOCKBOX DEPOSITORY: 6/27/2008
                          Method of Delivery:
                                                X  Wire Transfer                                 CIK #0001317474
                                                   Mail or other means
----------------------------------------------------------------------------------------------------------------



                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By(Signature and Title.)* /s/ John McGovern
                          ------------------------------------------------------
                          Name: John McGovern

                          Treasurer and Principal Accounting & Financial Officer
                          ------------------------------------------------------
                          Title
Date: 6/27/2008
      ---------


  *Please print the name and title of the signing officer below the signature.